Consolidated Statements of Comprehensive (Loss)/Income - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income/(loss)	$ (35,123,208)	$ 11,984,485	$ 2,093,124
Other comprehensive (loss)/income
Effective portion of changes in fair value of interest swap contracts	2,114,488	(2,632,826)	(2,848,056)
Reclassification adjustment	(265,610)	(60,954)	(84,966)
Total other comprehensive (loss)/income	1,848,878	(2,693,780)	(2,933,022)
Total comprehensive (loss)/income	$ (33,274,330)	$ 9,290,705	$ (839,898)